Long-term debt and current portion of long-term debt (Details 2) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Discount on bond issue and accrued expenses	€ 191
Borrowings	24,707	€ 27,239
Ordinary Bonds Issued [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings	€ 17,965	€ 19,003
Borrowings, maturity	2018–2043
Euro Medium Term Notes [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 16,774
Discount on bond issue and accrued expenses	189
Borrowings	16,963
Other Bonds [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	1,000
Discount on bond issue and accrued expenses	2
Borrowings	1,002
Eni SpA [Member] | Euro Medium Term Notes One [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	1,500
Discount on bond issue and accrued expenses	16
Borrowings	€ 1,516
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes One [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	4.125%
Eni SpA [Member] | Euro Medium Term Notes Two [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 1,200
Discount on bond issue and accrued expenses	17
Borrowings	€ 1,217
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Two [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2025
Borrowings, interest rate	3.75%
Eni SpA [Member] | Euro Medium Term Notes Three [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses	37
Borrowings	€ 1,037
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Three [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2020
Borrowings, interest rate	4.25%
Eni SpA [Member] | Euro Medium Term Notes Four [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses	32
Borrowings	€ 1,032
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Four [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2018
Borrowings, interest rate	3.50%
Eni SpA [Member] | Euro Medium Term Notes Five [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses	27
Borrowings	€ 1,027
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Five [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2029
Borrowings, interest rate	3.625%
Eni SpA [Member] | Euro Medium Term Notes Six [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses	19
Borrowings	€ 1,019
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Six [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2020
Borrowings, interest rate	4.00%
Eni SpA [Member] | Euro Medium Term Notes Seven [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses	8
Borrowings	€ 1,008
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Seven [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2023
Borrowings, interest rate	3.25%
Eni SpA [Member] | Euro Medium Term Notes Eight [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 1,000
Discount on bond issue and accrued expenses	7
Borrowings	€ 1,007
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Eight [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2026
Borrowings, interest rate	1.50%
Eni SpA [Member] | Euro Medium Term Notes Nine [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 900
Discount on bond issue and accrued expenses	(6)
Borrowings	€ 894
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Nine [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2024
Borrowings, interest rate	0.625%
Eni SpA [Member] | Euro Medium Term Notes Ten [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 800
Discount on bond issue and accrued expenses	1
Borrowings	€ 801
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Ten [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate	2.625%
Eni SpA [Member] | Euro Medium Term Notes Eleven [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 800
Discount on bond issue and accrued expenses	(2)
Borrowings	€ 798
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Eleven [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2028
Borrowings, interest rate	1.625%
Eni SpA [Member] | Euro Medium Term Notes Twevle [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 750
Discount on bond issue and accrued expenses	13
Borrowings	€ 763
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Twevle [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	3.75%
Eni SpA [Member] | Euro Medium Term Notes Thirteen [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 750
Discount on bond issue and accrued expenses	7
Borrowings	€ 757
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Thirteen [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2024
Borrowings, interest rate	1.75%
Eni SpA [Member] | Euro Medium Term Notes Fourteen [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 750
Discount on bond issue and accrued expenses	4
Borrowings	€ 754
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Fourteen [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2027
Borrowings, interest rate	1.50%
Eni SpA [Member] | Euro Medium Term Notes Fifteen [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 700
Borrowings	€ 700
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Fifteen [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2022
Borrowings, interest rate	0.75%
Eni SpA [Member] | Euro Medium Term Notes Sixteen [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 650
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 649
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Sixteen [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2025
Borrowings, interest rate	1.00%
Eni SpA [Member] | Other bonds One [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 375
Discount on bond issue and accrued expenses	3
Borrowings	€ 378
Borrowings, original currency	USD
Eni SpA [Member] | Other bonds One [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2020
Borrowings, interest rate	4.15%
Eni SpA [Member] | Other bonds Two [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 292
Borrowings	€ 292
Borrowings, original currency	USD
Eni SpA [Member] | Other bonds Two [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2040
Borrowings, interest rate	5.70%
Eni SpA [Member] | Euro Medium Term Notes Seventeen [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 600
Discount on bond issue and accrued expenses	(6)
Borrowings	€ 594
Borrowings, original currency	EUR
Eni SpA [Member] | Euro Medium Term Notes Seventeen [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2028
Borrowings, interest rate	1.125%
Eni Finance International SA [Member] | Euro Medium Term Notes Eighteen [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 507
Discount on bond issue and accrued expenses	15
Borrowings	€ 522
Borrowings, original currency	GBP
Eni Finance International SA [Member] | Euro Medium Term Notes Eighteen [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2021
Borrowings, interest rate	6.125%
Eni Finance International SA [Member] | Euro Medium Term Notes Eighteen [Member] | Bottom Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2018
Borrowings, interest rate	4.75%
Eni Finance International SA [Member] | Euro Medium Term Notes Nineteen [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 295
Discount on bond issue and accrued expenses	3
Borrowings	€ 298
Borrowings, original currency	EUR
Eni Finance International SA [Member] | Euro Medium Term Notes Nineteen [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2043
Borrowings, interest rate	5.441%
Eni Finance International SA [Member] | Euro Medium Term Notes Nineteen [Member] | Bottom Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2028
Borrowings, interest rate	3.875%
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 155
Discount on bond issue and accrued expenses	1
Borrowings	€ 156
Borrowings, original currency	YEN
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2037
Borrowings, interest rate	2.81%
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty [Member] | Bottom Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2019
Borrowings, interest rate	1.955%
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty One [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 417
Discount on bond issue and accrued expenses	(3)
Borrowings	€ 414
Borrowings, original currency	USD
Eni Finance International SA [Member] | Euro Medium Term Notes Twenty One [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2026
Eni USA Inc [Member] | Other bonds Three [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Nominal Amount	€ 333
Discount on bond issue and accrued expenses	(1)
Borrowings	€ 332
Borrowings, original currency	USD
Eni USA Inc [Member] | Other bonds Three [Member] | Top Of Range [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2027
Borrowings, interest rate	7.30%